Note 32 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2021	2020	2019

Short-term benefits (i)	68.3	26.0	31.2
Share-based payments (ii)	65.3	42.7	41.2
Total key management remuneration	133.6	68.7	72.4

Disclosure of transactions between related parties [text block]
	2021
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends receivables
AB Africa	5.3	-	-	-
AB InBev	45.4	-	(167.0)	-
AB Package	-	-	(63.1)	-
AB Services	32.7	-	(3.0)	-
AB USA	34.5	11.5	(330.7)	-
Bavaria	3.6	-	(11.0)	-
Cervecería Modelo	6.1	-	(548.4)	-
Cervecerías Peruanas	3.4	-	(16.6)	-
Inbev	0.8	26.4	(26.4)	-
Panama Holding	4.6	-	-	1.5
Others	16.6	1.1	(44.0)	-
	153.0	39.0	(1,210.2)	1.5
	2020
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends payables	Dividends receivables
AB Africa	4.6	-	-	-	-
AB InBev	28.6	-	(84.6)	-	-
AB Package	-	-	(321.0)	-	-
AB Services	11.3	-	(1.8)	-	-
AB USA	36.7	6.2	(250.1)	-	-
Ambrew	-	-	-	(98.7)	-
Bavaria	1.0	-	(11.3)	-	-
Cervecería Modelo	5.1	-	(400.0)	-	-
Cervecerías Peruanas	1.4	-	(10.9)	-	-
Inbev	0.9	79.1	(19.4)	-	-
ITW International	-	-	-	(647.5)	-
Panama Holding	18.8	-	(13.1)	-	1.6
Others	10.2	1.1	(44.9)	-	-
	118.6	86.4	(1,157.1)	(746.2)	1.6
	2021	2020
Non-current	Trade payables	Trade payables
ITW International	(407.9)	(420.5)
	(407.9)	(420.5)
	2021
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.7	-	(180.3)	(10.7)	-
AB Package	-	-	(286.7)	-	-
AB Procurement	-	-	-	(16.1)	-
AB USA	32.1	-	(1,209.9)	(3.9)	0.3
Ambev Peru	3.2	-	-	-	-
Bavaria	30.9	-	(57.0)	-	-
Cervecería Modelo	0.8	-	(1,708.2)	-	-
Cervecerías Peruanas	3.2	-	(32.9)	-	-
GCC India	-	-	-	(8.2)	-
Inbev	-	-	(107.9)	-	-
ITW International	-	-	-	-	42.2
Other	11.0	3.6	(143.0)	-	-
	81.9	3.6	(3,725.9)	(38.9)	42.5
	2020
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.3	-	(80.6)	(9.9)	-
AB Package	-	-	(159.2)	-	-
AB Procurement	0.2	-	(0.6)	(17.3)	-
AB USA	35.2	-	(977.0)	(3.2)	-
Bavaria	26.1	-	(48.0)	-	-
Cervecería Modelo	(0.1)	-	(1,269.6)	-	-
Cervecerías Peruanas	13.3	-	(40.3)	-	-
GCC India	-	-	-	(7.3)	-
Inbev	(0.9)	-	(102.3)	-	-
ITW International	-	-	-	-	10.5
Oriental Brewery	2.0	-	-	-	-
Other	8.5	0.2	(83.9)	-	1.5
	84.6	0.2	(2,761.5)	(37.7)	12.0
	2019
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB Package	-	-	(74.6)	-	-
AB USA	52.2	-	(802.3)	(2.6)	-
Cervecería Modelo	0.1	-	(1,023.9)	(2.1)	-
Inbev	-	-	(159.3)	-	-
ITW International	-	-	-	-	(41.5)
Other	4.7	0.4	(334.2)	(17.0)	-
	57.0	0.4	(2,394.3)	(21.7)	(41.5)